RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 31, 2015
Schedule of Related Party Transactions [Table Text Block]
	2015	2014	2013
Salaries and benefits	$233,944	$245,497	$161,199
Consulting	176,986	422,547	394,885
Director fees	27,245	93,727	24,797
Stock-based compensation	-	-	374,535
	$438,175	$761,771	$955,416